Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	$ 36,195	$ 19,045
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	31	29
Depreciation expense	9,682	9,712
Amortization of intangibles	1,866	1,744
Amortization of grants	(80)	(59)
Share compensation expense	4,045	2,394
Deferred taxes	(4,868)	(1,447)
Changes in assets and liabilities:
Decrease in accounts receivable	4,958	28,841
(Increase)/decrease in unbilled revenue	(3,573)	1,230
Decrease/(increase) in other receivables	1,199	(5,723)
(Increase)/decrease in prepayments and other current assets	(5,304)	665
Increase in other non current assets	(643)	(489)
(Decrease) /increase in payments on account	(27,567)	3,179
Increase in other current liabilities	20,983	9,994
Increase /(decrease) in other non-current liabilities	58	(1)
Decrease in income taxes payable	(492)	(166)
Increase in accounts payable	2,170	423
Net cash provided by operating activities	38,660	69,371
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,163)	(9,392)
Purchase of subsidiary undertakings		(51,897)
Cash acquired with subsidiary undertakings		1,039
Purchase of short term investments	(38,988)	(22,274)
Sale of short term investments	50,530	39,071
Change in restricted cash, net		(3,750)
Net cash provided by/(used in) investing activities	5,379	(47,203)
Cash flows from financing activities:
Proceeds from exercise of share options	9,825	4,862
Share issuance costs	(4)	(59)
Tax benefit from the exercise of share options	726	251
Net cash provided by financing activities	10,547	5,054
Effect of exchange rate movements on cash	(449)	(3,892)
Net increase in cash and cash equivalents	54,137	23,330
Cash and cash equivalents at beginning of period	182,519	114,047
Cash and cash equivalents at end of period	$ 236,656	$ 137,377